Property and Equipment , net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment ,net
Property and equipment, net consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Lab equipment	$30	$30
Computer and office equipment	154	149
Furniture and fixtures	78	61
Leasehold improvements	188	188
Construction in process	14	29

	464	457
Less accumulated depreciation and amortization	(324)	(216)

	$140	$241